Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total cost	$ 3,847
Less: Accumulated amortization	(187)
Intangible assets, net	3,660
Amortization expenses	187	$ 0	$ 0
Software copyright
Intangible assets, net
Total cost	1,054
Customer Relationship
Intangible assets, net
Total cost	$ 2,793